Stockholders’ Equity - Schedule of Warrant Activities (Details) - Warrant [Member] - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Activities [Line Items]
Number of Warrants, Beginning Balance	404,580	404,580
Weighted Average Exercise Price, Beginning Balance	$ 14.05	$ 14.05
Weighted Average Remaining Contractual Term (Years), Beginning Balance	3 years 3 months 18 days
Aggregate Intrinsic Value, Beginning Balance
Number of Warrants, Ending Balance		2,211,730	404,580
Weighted Average Exercise Price, Ending Balance		$ 4.55	$ 14.05
Weighted Average Remaining Contractual Term (Years), Ending Balance		3 years 10 months 24 days	2 years 3 months 18 days
Aggregate Intrinsic Value, Ending Balance
Number of Warrants, Granted		1,841,187
Weighted Average Exercise Price, Granted		$ 2.38
Weighted Average Remaining Contractual Term (Years), Granted
Aggregate Intrinsic Value, Granted
Number of Warrants, Exercised		(34,037)
Weighted Average Exercise Price, Exercised		$ 0.0001
Number of Warrants, Exercisable		2,211,730
Weighted Average Exercise Price, Exercisable		$ 4.55
Weighted Average Remaining Contractual Term (Years), Exercisable		3 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable